Concentrations of Credit Risk and Major Customers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Dec. 31, 2021 USD ($)
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	5
Concentration risk, percentage		10.00%
Number of suppliers	4		3
Customers One [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	32.00%
Accounts receivable, percentage	72.00%		60.00%
Customer Two [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	15.00%
Accounts receivable, percentage	16.00%		40.00%
Customer Three [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	15.00%
Accounts receivable, percentage	11.00%
Customer Four [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	13.00%
Customer Five [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	12.00%
Customers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	3		2
Accounts payable (in Dollars)	$ 54,988,661		$ 2,608,325
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of suppliers	3
Accounts payable (in Dollars)	$ 42,169,789		$ 14,116,569
Suppliers [Member] | Suppliers One [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	49.00%
Accounts payable, percentage	28.00%		37.00%
Suppliers [Member] | Suppliers Two [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	13.00%
Accounts payable, percentage	24.00%		31.00%
Suppliers [Member] | Suppliers Three [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	13.00%
Accounts payable, percentage	25.00%		31.00%
Suppliers [Member] | Suppliers Four [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	11.00%
Suppliers [Member] | No Supplier [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		10.00%